Supplementary Oil and Gas Information - (Unaudited) - Capitalized Costs (Detail) - CAD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Oil And Gas Explorations And Production Industries Disclosures [Abstract]
Proved oil and gas properties		$ 8,237.0	$ 11,044.6
Unproved oil and gas properties		0.0	0.0
Total capitalized costs		8,237.0	11,044.6
Accumulated depletion and depreciation		(6,896.1)	(9,110.3)
Net capitalized costs	[1]	$ 1,340.9	$ 1,934.3

[1]	Excludes the carrying value of proved oil and gas properties of $381.6 million classified as asset held for sale.